INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Other Current Financial Assets Abstract
Change in investments
	Marketable Securities (FVTPL)	Marketable Securities (FVTOCI)	Warrants (FVTPL)	Total Investments

Balance as at December 31, 2019	$-	$1,775	$-	$1,775
Additions	11,134	-	9,812	20,946
Disposals	(6,672)	-	-	(6,672)
Gain recorded in other comprehensive loss	-	1,611	-	1,611
Gain (loss) recorded in net loss	4,805	-	(4,040)	765
Balance as at December 31, 2020	$9,267	$3,386	$5,772	$18,425

	Marketable Securities (FVTPL)	Marketable Securities (FVTOCI)	Warrants (FVTPL)	Total Investments

Balance as at December 31, 2018	$-	$2,597	$-	$2,597
Additions	-	231	-	231
Disposals	-	(1,758)	-	(1,758)
Gain recorded in other comprehensive loss	-	705	-	705
Balance as at December 31, 2019	$-	$1,775	$-	$1,775